Partners' Capital - Partnership Units (Table) (Details)	Jun. 30, 2013	Dec. 31, 2012
Partners' Capital (Abstract)
Limited partner units	69,372,077	69,372,077
General partner units	1,415,757	1,415,757
Preferred partner units	24,655,554	15,555,554
Total partnership units	95,443,388	86,343,388